Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of Intangible Assets

	December 31, 2019				December 31, 2020
				Net book				Net book
(In thousands)	Cost	Amortization	Impairment	value	Cost	Amortization	Impairment	value
Land use rights	4,769	(1,017)	—	3,752	5,099	(1,258)	—	3,841
Acquired computer software	2,391	(1,433)	—	958	3,530	(2,853)	—	677
Online game licenses	5,910	(5,193)	(717)	—	—	—	—	—
Audio-visual license	5,621	(905)	—	4,716	6,010	(1,671)	—	4,339
	18,691	(8,548)	(717)	9,426	14,639	(5,782)	—	8,857

Schedule of Amortization Expense Recognized

	Years ended December 31
(In thousands)	2018	2019	2020
Cost of revenues	266	5	—
General and administrative expenses	721	1,136	1,210
Research and development expenses	244	59	6
Total	1,231	1,200	1,216

Schedule of Estimated Aggregate Amortization Expense

(In thousands)	Intangible assets
2021	1,107
2022	1,050
2023	1,036
2024	972
2025 and thereafter	4,692

Schedule of Weighted Average Amortization Periods of Intangible Assets

(In year)	December 31, 2019	December 31, 2020
Land use rights	30	30
Acquired computer software	5	5
Online game licenses	3	—
Audio-visual license	9	9
Total weighted average amortization periods	12	10